Income Taxes (Details) - Schedule of significant components of deferred taxes liability - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liabilities:
Acquired intangible assets	¥ 1,101	¥ 1,543	¥ 2,427